Leases - Supplemental balance sheet information (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating lease right-of-use assets	$ 471,987	$ 553,576
Other current liabilities	204,138	$ 202,972
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Other Accrued Liabilities, Current
Operating lease liabilities	267,154	$ 350,155
Total operating lease liabilities	471,292	$ 553,127
Operating Lease, Liability, Statement of Financial Position [Extensible List]		us-gaap:OtherAccruedLiabilitiesCurrent us-gaap:OperatingLeaseLiabilityNoncurrent
Property and equipment, gross	5,171,638	$ 5,191,840	$ 4,928,675
Accumulated depreciation	(3,509,710)	(3,440,267)	(3,550,726)
Property and equipment, net	1,661,928	1,751,573	1,377,949
Other current liabilities	50,860	48,678
Other long-term liabilities	137,949	163,939
Total finance lease liabilities	$ 188,809	$ 212,617	$ 66,984
Weighted Average Remaining Lease Term: Operating leases	3 years 1 month 6 days	3 years 4 months 24 days
Weighted Average Remaining Lease Term: Finance leases	3 years 9 months 18 days	4 years 2 months 12 days
Weighted Average Discount Rate: Operating leases	9.00%	9.10%
Weighted Average Discount Rate: Finance leases	9.50%	9.50%
Property and equipment [Member]
Leases
Property and equipment, gross	$ 398,875	$ 399,764
Accumulated depreciation	(226,325)	(201,873)
Property and equipment, net	$ 172,550	$ 197,891